Changes in Accouting Policies and Prior Year Adjustments	12 Months Ended
Dec. 31, 2019
Changes in Accouting Policies and Prior Year Adjustments [Abstract]
CHANGES IN ACCOUTING POLICIES AND PRIOR YEAR ADJUSTMENTS
4	CHANGES IN ACCOUTING POLICIES AND PRIOR YEAR ADJUSTMENTS

IFRS 16 Leases

The group has adopted IFRS 16 retrospectively from 1 January 2019 but has not restated comparatives for the 2018 reporting period, as permitted under the specific transitional provisions in the standard. The reclassifications and the adjustments arising from the new leasing rules are therefore recognised in the opening balance sheet on 1 January 2019.

On adoption of IFRS 16, the group recognised lease liabilities in relation to leases which had previously been classified as 'operating leases' under the principles of IAS 17 Leases. These liabilities were measured at the present value of the remaining lease payments, discounted using the lessee's incremental borrowing rate as of 1 January 2019. The weighted average lessee's incremental borrowing rate applied to the lease liabilities on 1 January 2019 was 3.35%.

The Group assesses whether a contract is or contains a lease at inception of the contract. The Group recognises a right-of-use assets and corresponding lease liabilities at the lease commencement date, except for short term leases and leases of low value. For these leases, the lease payments are recognised as an operating expense on a straight-line basis over the term of term of the lease.

The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liabilities adjusted for any lease payments made at or before the commencement date, plus any initial costs incurred. The right-of-use assets are subsequently measured at cost less accumulated depreciation and impairment losses. The right-of-use assets are from the commencement date depreciated over the shorter period of lease term and useful life of the underlying asset. The estimated useful lives of right-of-use assets are determined on the same basis as those of property and equipment. In addition, the right-of-use assets are periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liabilities, e.g. revised discount rate, change in the lease term or change in future lease payments resulting from a change in an index.

The lease liabilities are initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate determined by the Group's borrowing rate.

2019 $000
Operating lease commitments disclosed under IAS17 as at 31 December 2018	1,142
Remaining lease commitments discounted using the Group's incremental borrowing rate as at the date of initial application	1,098
Lease Liability recognised as at 1 January 2019	1,098
Of which:
Current lease liabilities	260
Non-current lease liabilities	839

The associated right-of-use assets for all leases were measured at the amount equal to the lease liability.

The recognised right-of-use assets relate to the following types of assets:

	31 December 2019	1 January 2019
	$000	$000
Properties	433	1,098
Total right-of-use assets	433	1,098

In applying IFRS 16 for the first time, the group has used the following practical expedients permitted by the standard:

●	the use of a single discount rate of 3.35% to a portfolio of leases with reasonably similar characteristics;

●	the use of hindsight in determining the lease term where the contract contains options to extend or terminate the lease.

Accounting for Warrants – Prior period adjustment

During the year, the Group reviewed its accounting treatment for warrants. The Group has warrants that had been issued in lieu of fees and warrants that had been issued as an additional incentive for investors to enter into a Convertible Loan Note agreement.

Warrants issued in lieu of fees

In prior years the fair value at date of grant had been expensed to the Statement of Income based on the vesting period of the warrant. The Group recognises that the fair value at the date of grant should be recognised over the life of the service for which the warrant was provided.

Warrants issued as incentive

In prior years the fair value at date of grant had been expensed to the Statement of Income based on the vesting period of the warrant. The Group recognises that the fair value of the warrants should be recognised as a cost of fundraising and fully recognised at the date of issuance of the Convertible Loan Note.

The adjustments have impacted the prior period and earlier periods and the impact on the financial statements is as follows:

	1 January 2017	Adjustment	1 January 2017
	$'000	$'000	$'000 (Restated)
Consolidated Balance Sheet (Extract)
Convertible loan note reserve	17,158	(374)	(16,784)
Share based payment reserve (warrants)	271	648	919
Retained Earnings	(29,726)	(274)	(30,000)
Total Equity	4,0883	-	4,088)

	31 December 2017	Adjustment	31 December 2017
	$'000	$'000	$'000 (Restated)
Consolidated Balance Sheet (Extract)
Share Premium	31,284	(725)	30,559
Share based payment reserve (warrants)	579	885	1,464
Translation reserve	1997	(9)	1,988
Retained Earnings	(42,613)	(151)	(42,764)
Total Equity	(2,278)	-	(2,278)

	31 December 2018	Adjustment	31 December 2018
	$'000	$'000	$'000 (Restated)
Consolidated Balance Sheet (Extract)
Share Premium	40,862	(1,030)	39,832
Share based payment reserve (warrants)	743	1,131	1,874
Translation reserve	1977	(91)	1,967
Retained Earnings	50,630)	(10)	(50,721)
Total Equity	519	-	519

	31 December 2018	Adjustment	31 December 2018
	$'000	$'000	$'000 (Restated)
Consolidated Statement of Comprehensive Income (Extract)
Operating Expenses	(4,418)	60	(4,358)
Loss before taxation	(9,939)	60	(9,879)